Employee Compensation - Pension and Other Employee Future Benefits - Summary of Pension and Other Employee Future Benefit Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 177	$ 153
Net interest (income) expense	(51)	(61)
Impact of plan amendments	(19)
Administrative expenses	8	11
Benefits expense	115	103
Government pension plans expense	388	375
Defined contribution expense	306	290
Total annual pension and other employee future benefit expenses (recovery) recognized in our Consolidated Statement of Income	809	768
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	6	5
Net interest (income) expense	38	40
Impact of plan amendments		(84)
Remeasurement of other long-term benefits	24	5
Benefits expense	68	(34)
Total annual pension and other employee future benefit expenses (recovery) recognized in our Consolidated Statement of Income	$ 68	$ (34)